Supplement dated May 1, 2019
to the
Successor prospectus dated May 1, 2008
This supplement updates certain information contained in the prospectus. Please read it and keep it with the prospectus for future reference.
The following sections of the prospectus are restated.
1)	The Total Annual Mutual Fund Operating Expenses table, which shows the minimum and maximum total operating expenses, as of December 31, 2018, charged by the underlying mutual funds that a contract owner may periodically pay while the contract is in force. More detail concerning each mutual fund’s fees and expenses is contained in the mutual fund’s prospectus.
2)	The Legal Proceedings for Nationwide Life Insurance Company and Nationwide Investment Services Corporation, which describe certain information about the legal and regulatory proceedings that the Company is subject to.
3)	The Underlying Mutual Fund Information appendix, which contains information about the mutual funds available to the contract owner through investment in the sub-accounts.

Total Annual Mutual Fund Operating Expenses
	Minimum	Maximum
Total Annual Mutual Fund Operating Expenses (expenses that are deducted from the mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses)	0.50%	1.52%
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
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Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
The Company is engaged in an arbitration matter with at least a reasonable possibility of an unfavorable outcome that would exceed the materiality threshold for the Company, as follows:
Dabney, Edyth v. NISC and Edward Jones. This is a Financial Industry Regulatory Authority arbitration matter. Claimant alleges that NISC and Edward Jones improperly administered her 401k rollover. NISC and Edward Jones completed the correction in 2018, but the delay resulted in a taxable event for 2017. Claimant seeks damages of approximately $25,000. The arbitration hearing is scheduled for April 25, 2019.
Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short Term Trading Fees).
Aberdeen U.S. Small Cap Equity Fund: Class A
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Aberdeen Asset Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Designation: STTF
American Century Growth Fund: Investor Class
This underlying mutual fund is only available in contracts for which good order applications were received before August 31, 2011
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.
American Century Income & Growth Fund: Class A
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
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American Century International Growth Fund: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.
American Century Short Term Government Fund: Investor Class
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Seeks high current income while maintaining safety of principal.
American Century Ultra® Fund: Investor Class
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.
Dreyfus Appreciation Fund, Inc.
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Dreyfus Balanced Opportunity Fund: Class Z
This underlying mutual fund is only available in contracts for which good order applications were received before August 16, 2011
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks high total return through a combination of capital appreciation and current income.
Dreyfus Opportunistic Small Cap Fund: Investor Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks capital appreciation.
Dreyfus Sustainable U.S. Equity Fund, Inc. (The): Class Z
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Newton Investment Management (North America) Limited (Newton)
Investment Objective:	The fund seeks long-term capital appreciation.
Federated Bond Fund: Class F Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003
Investment Advisor:	Federated Investment Management Company
Investment Objective:	High level of current income, as is consistent with the preservation of capital.
Federated Equity Income Fund, Inc.: Class F Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003
Investment Advisor:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Above average income and capital appreciation.
Federated High Yield Trust: Service Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	High current income.
Designation: STTF
Federated Income Securities Trust - Federated Intermediate Corporate Bond Fund: Service Shares
Investment Advisor:	Federated Investment Management Company
Investment Objective:	To provide current income.
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Fidelity Advisor® Balanced Fund: Class A
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Income and growth of capital.
Fidelity Advisor® Equity Growth Fund: Class A
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Fidelity Advisor® Equity Income Fund: Class A
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Seeks a yield from dividend and interest income which exceeds the composite dividend yield on securities comprising the S&P 500 Index.
Fidelity Advisor® Growth Opportunities Fund: Class A
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital growth.
Fidelity Advisor® High Income Advantage Fund: Class M
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Seeks high level of income and the potential for capital gains.
Fidelity Advisor® Overseas Fund: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term capital growth.
Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Capital appreciation, which may occasionally be short term. The secondary goal is income.
Franklin Mutual U.S. Value Fund: Class A (formerly, Franklin Balance Sheet Investment Fund: Class A)
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	High total return, of which capital appreciation and income are components.
Franklin Small-Mid Cap Growth Fund: Class A
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Invesco Equity and Income Fund: Class A
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek the highest possible income consistent with safety of principal. Long-term growth of capital is an important secondary investment objective.
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Invesco Growth and Income Fund: Class A
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek income and long-term growth of capital.
Invesco Mid Cap Growth Fund: Class A
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek capital growth.
Invesco Real Estate Fund: Class A
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Total return through growth of capital and current income.
Invesco Small Cap Growth Fund: Investor Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Ivy Small Cap Growth Fund: Class A
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Henderson Balanced Fund: Class S
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Henderson Forty Fund: Class T
This underlying mutual fund is only available in contracts for which good order applications were received before April 28, 2017
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Seeks long-term growth of capital.
Janus Henderson Global Research Fund: Class S
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson Global Research Fund: Class T
This underlying mutual fund is only available in contracts for which good order applications were received before October 2, 2000
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson Overseas Fund: Class S
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth.
Janus Henderson Research Fund: Class T
This underlying mutual fund is only available in contracts for which good order applications were received before April 28, 2017
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Lazard U.S. Small-Mid Cap Equity Portfolio: Open Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	The fund seeks long-term capital appreciation.
Designation: STTF
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Nationwide Bond Fund: Institutional Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Designation: STTF
Nationwide Bond Index Fund: Class A
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match performance of the Bloomberg Barclays U.S. Aggregate Bond Index as closely as possible before the deduction of fund expenses.
Designation: STTF
Nationwide Dynamic U.S. Growth Fund: Class A
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Designation: STTFNationwide Dynamic U.S. Growth Fund: Class R6
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective December 19, 2003
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BNY Mellon Asset Management North America Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Fund: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective February 25, 2011
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Designation: STTF
Nationwide Fund: Institutional Service Class
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Designation: STTF
Nationwide Government Money Market Fund: Service Class
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high level of current income as is consistent with preserving capital and maintaining liquidity and seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Inflation-Protected Securities Fund: Institutional Service Class
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide inflation protection and income consistent with investment in inflation-indexed securities.
Nationwide International Index Fund: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE index as closely as possible before the deduction of fund expenses.
Designation: STTF
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Nationwide Investor Destinations Aggressive Fund: Service Class
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks to maximize total investment return for a given level of risk.
Designation: FF
Nationwide Investor Destinations Conservative Fund: Service Class
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund Seeks to maximize total investment return for a given level of risk.
Designation: FF
Nationwide Investor Destinations Moderate Fund: Service Class
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks to maximize total investment return for a given level of risk.
Designation: FF
Nationwide Investor Destinations Moderately Aggressive Fund: Service Class
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks to maximize total investment return for a given level of risk.
Designation: FF
Nationwide Investor Destinations Moderately Conservative Fund: Service Class
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks to maximize total investment return for a given level of risk.
Designation: FF
Nationwide Mid Cap Market Index Fund: Class A
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match performance of the S&P MidCap 400® Index as closely as possible before the deduction of fund expenses.
Designation: STTF
Nationwide S&P 500 Index Fund: Service Class
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to provide investment results that correspond to the price and yield of stocks in the S&P 500 Index.
Designation: STTF
Nationwide Small Cap Index Fund: Class A
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match performance of the unmanaged Russell 2000® Index as closely as possible before the deduction of fund expenses.
Designation: STTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC and WCM Investment Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
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Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Neuberger Berman Genesis Fund: Trust Class
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks growth of capital.
Neuberger Berman Guardian Fund: Trust Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital; current income is a secondary goal.
Neuberger Berman Large Cap Value Fund: Trust Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital.
Neuberger Berman Sustainable Equity Fund: Trust Class
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental,social and governance (ESG) criteria.
Oppenheimer Capital Appreciation Fund: Class A
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The investment seeks capital appreciation.
Oppenheimer Global Fund: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The investment seeks capital appreciation.
Oppenheimer Global Strategic Income Fund: Class A
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks total return.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
PIMCO Total Return Fund: Class A
Investment Advisor:	PIMCO
Investment Objective:	The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Growth Opportunities Fund: Class A
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital appreciation.
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Putnam International Equity Fund: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital appreciation.
Templeton Foreign Fund: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Templeton Global Advisors Limited
Investment Objective:	Long-term capital growth.
Wells Fargo Common Stock Fund: Class A
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Wells Fargo Enterprise Fund: Class A
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Wells Fargo Growth Fund: Class A
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Wells Fargo Large Cap Core Fund: Class A
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
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